PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 26, 2014
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2014	2013	2012	2014	2013	2012
Service cost	$ 25,935	$ 30,979	$ 23,425	$ 1,963	$ 2,494	$ 2,272
Interest cost	53,030	47,688	49,135	15,279	14,910	17,910
Expected return on plan assets	(83,702)	(73,144)	(68,511)	–	–	–
Amortization of prior service cost	(4,971)	(5,079)	(5,079)	(1,337)	(1,332)	3,561
Recognized actuarial loss (gain)	12,697	34,019	20,130	(2)	7,719	(3)
Curtailment charge	–	6	–	–	–	–
Net periodic cost	$ 2,989	$ 34,469	$ 19,100	$ 15,903	$ 23,791	$ 23,740

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,098,060	$ 1,192,369	$ 334,447	$ 389,512
Service cost	25,935	30,979	1,963	2,494
Interest cost	53,030	47,688	15,279	14,910
Plan amendments	–	–	–	(68)
Actuarial loss (gain)	108,047	(125,072)	927	(51,290)
Employee contributions	–	–	2,715	2,512
Medicare Part D subsidy	–	–	1,941	2,217
Benefits paid	(49,303)	(47,904)	(26,431)	(25,840)
Benefit obligation at end of year	$ 1,235,769	$ 1,098,060	$ 330,841	$ 334,447

	Pension Benefits		Post-retirement Benefits
(in thousands)	2014	2013	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,087,315	$ 939,230	$ –	$ –
Actual return on plan assets	101,025	170,116	–	–
Employee contributions	–	–	2,715	2,512
Employer contributions	29,728	25,873	23,716	23,328
Benefits paid	(49,303)	(47,904)	(26,431)	(25,840)
Fair value of plan assets at end of year	$ 1,168,765	$ 1,087,315	$ –	$ –
Funded status at end of year	$ (67,004)	$ (10,745)	$ (330,841)	$ (334,447)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2014	2013	2014	2013
Pension assets	$ 130,284	$ 162,535	$ –	$ –
Employee related expenses	(4,532)	(4,159)	(20,904)	(22,338)
Pension and post-retirement benefits	(192,756)	(169,121)	(309,937)	(312,109)
Net amount recognized	$ (67,004)	$ (10,745)	$ (330,841)	$ (334,447)

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit costs

Weighted-average assumptions used to determine benefit obligations are as follows:

	2014	2013
Discount rate	4.31%	4.89%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.94%	3.91%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2014	2013	2012
Discount rate	4.89%	4.05%	5.33%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.91%	3.97%	3.93%
Expected long-term return on plan assets	7.80%	7.90%	8.00%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$ (13,494)	$ 17,172	$ (155,910)	$ 195,454
Expected long-term rate of return on plan assets	(11,531)	11,531	–	–
Rate of future compensation increase	869	(841)	4,713	(4,586)
Post-retirement Benefits:
Discount rate	$ 1,209	$ 4,178	$ (33,151)	$ 40,195
Health care cost trend rate	1,935	(1,610)	35,953	(29,773)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2014		2013
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	33.0%	15-35%	29.2%	15-35%
Hormel Foods Corporation Stock	–	0-10%	6.7%	0-10%
Small Capitalization Equity	6.0%	5-15%	6.3%	5-15%
International Equity	20.8%	15-25%	22.0%	15-25%
Private Equity	5.0%	0-15%	4.2%	0-15%
Total Equity Securities	64.8%	55-75%	68.4%	55-75%
Fixed Income	34.0%	25-45%	30.0%	25-45%
Cash and Cash Equivalents	1.2%	–	1.5%	–

Schedule of benefits expected to be paid over the next ten fiscal years
(in thousands)	Pension Benefits	Post- retirement Benefits
2015	$ 51,207	$ 19,230
2016	53,166	19,543
2017	55,688	19,618
2018	58,467	19,701
2019	61,450	19,722
2020 - 2024	355,045	95,532

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 26, 2014
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash Equivalents(1)	$ 14,342	$ 14,342	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 351,195	$ 196,977	$ 154,218	$ –
Foreign	34,126	34,126	–	–
Total Large Capitalization Equity	$ 385,321	$ 231,103	$ 154,218	$ –
Small Capitalization Equity(3)
Domestic	$ 62,521	$ 62,521	$ –	$ –
Foreign	8,031	8,031	–	–
Total Small Capitalization Equity	$ 70,552	$ 70,552	$ –	$ –
International Equity(4)
Mutual fund	$ 69,393	$ –	$ 69,393	$ –
Collective trust	173,008	–	173,008	–
Total International Equity	$ 242,401	$ –	$ 242,401	$ –
Private Equity(5)
Domestic	$ 43,340	$ –	$ –	$ 43,340
International	15,383	–	–	15,383
Total Private Equity	$ 58,723	$ –	$ –	$ 58,723
Total Equity	$ 756,997	$ 301,655	$ 396,619	$ 58,723
Fixed Income(6)
US government issues	$ 126,894	$ 96,199	$ 30,695	$ –
Municipal issues	20,232	–	20,232	–
Corporate issues – domestic	212,299	–	212,299	–
Corporate issues – foreign	38,001	–	38,001	–
Total Fixed Income	$ 397,426	$ 96,199	$ 301,227	$ –
Total Investments at Fair Value	$ 1,168,765	$ 412,196	$ 697,846	$ 58,723

Fair Value Measurements at October 27, 2013
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash Equivalents(1)	$ 16,373	$ 16,373	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 355,084	$ 248,398	$ 106,686	$ –
Foreign	35,466	35,466	–	–
Total Large Capitalization Equity	$ 390,550	$ 283,864	$ 106,686	$ –
Small Capitalization Equity(3)
Domestic	$ 60,579	$ 60,579	$ –	$ –
Foreign	7,503	7,503	–	–
Total Small Capitalization Equity	$ 68,082	$ 68,082	$ –	$ –
International Equity(4)
Mutual fund	$ 66,260	$ –	$ 66,260	$ –
Collective trust	173,044	–	173,044	–
Total International Equity	$ 239,304	$ –	$ 239,304	$ –
Private Equity(5)
Domestic	$ 35,226	$ –	$ –	$ 35,226
International	10,557	–	–	10,557
Total Private Equity	$ 45,783	$ –	$ –	$ 45,783
Total Equity	$ 743,719	$ 351,946	$ 345,990	$ 45,783
Fixed Income(6)
US government issues	$ 104,087	$ 77,381	$ 26,706	$ –
Municipal issues	21,405	–	21,405	–
Corporate issues – domestic	176,319	–	176,319	–
Corporate issues – foreign	25,412	–	25,412	–
Total Fixed Income	$ 327,223	$ 77,381	$ 249,842	$ –
Total Investments at Fair Value	$ 1,087,315	$ 445,700	$ 595,832	$ 45,783

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well-diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid-markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2014	2013

Beginning Balance	$ 45,783	$ 33,668
Purchases, issuances, and settlements (net)	3,050	7,288
Unrealized gains	4,479	2,718
Realized gains	4,260	1,471
Interest and dividend income	1,151	638
Ending Balance	$ 58,723	$ 45,783